Commitments and Contingencies - Summary of Other Contractual Obligations and Contingencies (Detail) $ in Thousands	Dec. 31, 2024 USD ($)	[1]
Disclosure of contractual obligations [line items]
Total contractual obligations	$ 2,709,105
Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	6,726
Salobo [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	224,000	[2]
Copper World [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	231,150	[3]
Marmato [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	81,984
Santo Domingo [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	260,000
Fenix Gold [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	125,000
El Domo [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	175,500
Marathon [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	138,995
Cangrejos [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	255,100
Curraghinalt [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	55,000
Loma de La Plata [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	32,400
Mineral Park [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	40,000
Kudz Ze Kayah [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	5,000
Koné [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	625,000
Kurmuk [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	131,250
Cotabambas [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	126,000
Toroparu [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	138,000
Kutcho [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	58,000
2025 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	882,223
2025 [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	514
2025 [member] | Salobo [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	144,000	[2]
2025 [member] | Marmato [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	81,984
2025 [member] | Fenix Gold [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	125,000
2025 [member] | El Domo [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	43,875
2025 [member] | Cangrejos [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	3,100
2025 [member] | Mineral Park [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	40,000
2025 [member] | Koné [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	312,500
2025 [member] | Kurmuk [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	131,250
2026 - 2027 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	744,262
2026 - 2027 [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,208
2026 - 2027 [member] | Copper World [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	131,429	[3]
2026 - 2027 [member] | Santo Domingo [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	162,500
2026 - 2027 [member] | El Domo [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	131,625
2026 - 2027 [member] | Kudz Ze Kayah [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	5,000
2026 - 2027 [member] | Koné [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	312,500
2028 - 2029 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	605,467
2028 - 2029 [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,251
2028 - 2029 [member] | Salobo [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	16,000	[2]
2028 - 2029 [member] | Copper World [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	99,721	[3]
2028 - 2029 [member] | Santo Domingo [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	97,500
2028 - 2029 [member] | Marathon [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	138,995
2028 - 2029 [member] | Cangrejos [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	252,000
After 2029 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	477,153
After 2029 [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	3,753
After 2029 [member] | Salobo [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	64,000	[2]
After 2029 [member] | Curraghinalt [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	55,000
After 2029 [member] | Loma de La Plata [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	32,400
After 2029 [member] | Cotabambas [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	126,000
After 2029 [member] | Toroparu [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	138,000
After 2029 [member] | Kutcho [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	$ 58,000

[1]	Projected payment date based on management estimate. Dates may be updated in the future as additional information is received.
[2]	As more fully explained below, the expansion payment relative to the Salobo III expansion project is dependent on the timing and size of the throughput expansion.
[3]	Figure includes contingent transaction costs of $1 million.